Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about hedges [abstract]
Schedule of details of hedging instruments
The following tables contains the detail of the hedging derivatives according to the type of hedging, the hedge risk and the main products used as of 31 December 2023, 2022 and 2021:

EUR million
	2023
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	241,792	2,661	4,231	(1,869)
Interest rate risk	225,377	2,280	3,644	(1,684)	Hedging derivatives
Of which:
Interest rate swap	92,491	1,671	2,236	(47)
Call money swap	122,891	344	1,226	(1,824)
Exchange rate risk	4,331	15	24	(98)	Hedging derivatives
Fx forward	1,913	15	24	(11)
Future interest rate	2,418	—	—	(87)
Interest rate and exchange rate risk	12,084	366	563	(87)	Hedging derivatives
Interest rate swap	1,218	6	82	59
Call money swap	1,093	3	97	(39)
Currency swap	9,773	357	384	(107)

Cash flow hedges	157,796	2,575	2,889	1,828
Interest rate risk	97,780	913	1,246	2,181
Of which:
Future interest rate	3,020	—	—	6
Interest rate swap	37,864	403	948	1,188
Call money swap	53,705	469	266	1,000
Exchange rate risk	34,823	1,001	663	(498)	Hedging derivatives
Of which:
FX forward	11,160	502	241	43
Currency swap	20,043	446	397	(537)
Interest rate and exchange rate risk	12,217	484	74	(98)	Hedging derivatives
Interest rate swap	2,847	—	(45)	227
Currency swap	9,370	484	119	(325)
Inflation risk	12,908	155	906	234	Hedging derivatives
Of which:
Currency swap	12,495	153	906	240
Equity risk	68	22	—	9	Hedging derivatives
Option	68	22	—	9

Hedges of net investments in foreign operations	18,706	61	536	(1,888)
Exchange rate risk	18,706	61	536	(1,888)	Hedging derivatives
FX forward	18,706	61	536	(1,888)
	418,294	5,297	7,656	(1,929)

EUR million
	2022
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	214,473	5,095	4,630	3,351
Interest rate risk	190,513	4,405	4,239	2,554	Hedging derivatives
Of which:
Interest rate swap	87,477	2,950	3,203	(716)
Call money swap	88,059	1,367	623	3,468
Exchange rate risk	4,492	147	25	(9)	Hedging derivatives
FX forward	3,745	147	25	(36)
Future interest rate	747	—	—	27
Interest rate and exchange rate risk	19,412	543	366	805	Hedging derivatives
Of which:
Currency swap	9,522	266	286	(61)
Future interest rate	8,679	261	—	922
Interest rate swap	905	4	80	(79)
Credit risk	56	—	—	1	Hedging derivatives
CDS	56	—	—	1

Cash flow hedges	149,756	2,730	3,767	(519)
Interest rate risk	81,626	137	1,325	(2,461)	Hedging derivatives
Of which:
Future interest rate	2,027	—	—	51
Interest rate swap	55,886	59	1,494	(1,439)
Call money swap	20,784	49	(184)	(1,151)
Exchange rate risk	34,973	1,358	746	1,760	Hedging derivatives
Of which:
FX forward	10,754	267	172	773
Currency swap	20,005	951	455	982
Interest rate and exchange rate risk	16,175	1,046	292	(80)	Hedging derivatives
Interest rate swap	3,361	—	161	(333)
Currency swap	12,814	1,046	131	249
Inflation risk	16,924	180	1,403	261	Hedging derivatives
Of which:
Currency swap	14,096	179	1,364	241
Equity risk	58	9	1	—	Hedging derivatives
Option	58	9	1	—

Hedges of net investments in foreign operations	22,614	244	831	(2,467)
Exchange rate risk	22,614	244	831	(2,467)	Hedging derivatives
FX forward	22,614	244	831	(2,467)
	386,843	8,069	9,228	364

EUR million
	2021
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	206,957	2,528	2,656	1,079
Interest rate risk	176,176	2,227	1,778	591	Hedging derivatives
Of which:
Interest rate swap	66,904	1,668	920	(377)
Call money swap	97,321	1	734	714
Exchange rate risk	21,238	7	423	287	Hedging derivatives
Fx forward	13,909	7	423	22
Future interest rate	7,329	—	—	265
Interest rate and exchange rate risk	9,326	294	452	200	Hedging derivatives
Of which:
Currency swap	7,397	281	443	192
Interest rate swap	1,650	12	9	(7)
Credit risk	173	—	2	1	Hedging derivatives
Inflation risk	44	—	1	—	Hedging derivatives

Cash flow hedges	160,397	2,034	2,157	(1,703)
Interest rate risk	99,648	156	420	(526)	Hedging derivatives
Of which:
Futures	7,652	—	—	(155)
Interest rate swap	69,471	70	155	(212)
Call money swap	16,846	20	182	(409)
Exchange rate risk	27,343	396	657	(112)	Hedging derivatives
Of which:
FX forward	8,381	280	42	26
Currency swap	15,004	100	606	(133)
Interest rate and exchange rate risk	21,609	1,425	400	(815)	Hedging derivatives
Of which:
Interest rate swap	3,604	95	2	(112)
Currency swap	17,005	1,330	393	(702)
Inflation risk	11,741	52	679	(247)	Hedging derivatives
Of which:
Currency swap	10,503	51	678	(232)
Equity risk	56	5	1	(3)	Hedging derivatives

Hedges of net investments in foreign operations	25,594	199	650	(1,159)
Exchange rate risk	25,594	199	650	(1,159)	Hedging derivatives
FX forward	25,594	199	650	(1,159)
	392,948	4,761	5,463	(1,783)

Schedule of maturity profile of hedging instruments and average interest and exchange rate by maturity
The following table sets out the maturity profile of the hedging instruments used in Grupo Santander non-dynamic hedging strategies:

EUR million
	31 December 2023
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	6,862	14,535	59,170	139,486	21,739	241,792
Interest rate risk	6,266	13,749	56,860	131,323	17,179	225,377
Of which:
Interest rate swap	2,013	2,104	16,045	59,952	12,377	92,491
Call money swap	4,163	11,421	39,873	65,453	1,981	122,891
Exchange rate risk	566	678	619	50	2,418	4,331
Fx forward	566	678	619	50	—	1,913
Future interest rate	—	—	—	—	2,418	2,418
Interest rate and exchange rate risk	30	108	1,691	8,113	2,142	12,084
Of which:
Interest rate swap	—	—	321	535	362	1,218
Call Money Swap	—	21	—	973	99	1,093
Currency swap	30	87	1,370	6,605	1,681	9,773

Cash flow hedges	7,873	16,149	43,913	83,291	6,570	157,796
Interest rate risk	4,467	6,859	30,846	53,038	2,570	97,780
Of which:
Future interest rate	—	—	—	3,020	—	3,020
Interest rate swap	3,191	2,876	14,108	16,793	896	37,864
Call money swap	1,050	3,553	15,755	31,942	1,405	53,705
Exchange rate risk	2,655	7,087	6,607	16,711	1,763	34,823
Of which:
FX forward	2,013	2,344	4,617	2,186	—	11,160
Currency swap	642	2,209	1,990	14,525	677	20,043
Interest rate and exchange rate risk	407	1,547	2,270	7,187	806	12,217
Of which:
Interest rate swap	—	80	—	2,575	192	2,847
Currency swap	407	1,467	2,270	4,612	614	9,370
Inflation risk	344	656	4,182	6,296	1,430	12,908
Of which:
Currency swap	318	618	3,833	6,296	1,430	12,495
Equity risk	—	—	8	59	1	68
Option	—	—	8	59	1	68

Hedges of net investments in foreign operations:	4,303	4,940	9,463	—	—	18,706
Exchange rate risk	4,303	4,940	9,463	—	—	18,706
FX forward	4,303	4,940	9,463	—	—	18,706
	19,038	35,624	112,546	222,777	28,309	418,294

EUR million
	31 December 2022
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	6,588	9,811	37,723	136,223	24,128	214,473
Interest rate risk	5,120	8,822	34,074	120,829	21,668	190,513
Of which:
Interest rate swap	2,535	3,005	8,854	56,868	16,215	87,477
Call money swap	2,492	5,039	23,511	54,786	2,231	88,059
Exchange rate risk	556	741	2,448	—	747	4,492
Fx forward	556	741	2,448	—	—	3,745
Future interest rate	—	—	—	—	747	747
Interest rate and exchange rate risk	912	238	1,193	15,356	1,713	19,412
Of which:
Currency swap	912	238	788	6,188	1,396	9,522
Interest rate swap	—	—	405	192	308	905
Future interest rate	—	—	—	8,679	—	8,679
Credit risk	—	10	8	38	—	56
CDS	—	10	8	38	—	56

Cash flow hedges	10,182	15,202	41,514	75,653	7,205	149,756
Interest rate risk	5,546	7,424	30,568	36,501	1,587	81,626
Of which:
Future interest rate	2,027	—	—	—	—	2,027
Interest rate swap	2,292	4,877	28,103	20,568	46	55,886
Call money swap	1,175	2,471	1,196	14,728	1,214	20,784
Exchange rate risk	3,777	4,295	4,452	19,940	2,509	34,973
Of which:
FX forward	1,996	2,487	1,982	4,289	—	10,754
Currency swap	1,313	1,809	2,470	13,028	1,385	20,005
Interest rate and exchange rate risk	182	509	3,982	10,294	1,208	16,175
Interest rate swap	—	—	659	2,468	234	3,361
Currency swap	182	509	3,323	7,826	974	12,814
Inflation risk	677	2,974	2,505	8,870	1,898	16,924
Of which:
Currency swap	483	951	1,895	8,869	1,898	14,096
Equity risk	—	—	7	48	3	58
Option	—	—	7	48	3	58

Hedges of net investments in foreign operations:	2,249	5,393	14,972	—	—	22,614
Exchange rate risk	2,249	5,393	14,972	—	—	22,614
FX forward	2,249	5,393	14,972	—	—	22,614
	19,019	30,406	94,209	211,876	31,333	386,843

EUR million
	31 December 2021
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	5,546	11,786	45,119	114,828	29,678	206,957
Interest rate risk	4,324	9,978	33,873	103,216	24,785	176,176
Of which:
Interest rate swap	267	2,138	4,189	42,398	17,912	66,904
Call money swap	3,716	7,527	25,588	56,120	4,370	97,321
Exchange rate risk	598	1,712	11,013	5,550	2,365	21,238
Future interest rate	—	—	—	4,964	2,365	7,329
Fx forward	598	1,712	11,013	586	—	13,909
Interest rate and exchange rate risk	624	77	199	5,898	2,528	9,326
Of which:
Interest rate swap	—	—	—	1,232	418	1,650
Currency swap	624	72	198	4,437	2,066	7,397
Credit risk	—	19	34	120	—	173
Inflation risk	—	—	—	44	—	44

Cash flow hedges	17,674	3,208	20,459	102,833	16,223	160,397
Interest rate risk	13,047	1,061	9,875	68,867	6,798	99,648
Of which:
Future interest rate	7,097	—	244	311	—	7,652
Interest rate swap	2,336	310	7,759	58,930	136	69,471
Call money swap	1,202	751	858	7,920	6,115	16,846
Exchange rate risk	3,438	1,348	3,195	15,506	3,856	27,343
Of which:
FX forward	2,406	1,309	1,947	2,719	—	8,381
Currency swap	1,032	39	1,248	9,885	2,800	15,004
Interest rate and exchange rate risk	860	336	5,924	11,165	3,324	21,609
Of which:
Interest rate swap	—	—	—	2,505	1,099	3,604
Currency swap	860	336	5,924	7,660	2,225	17,005
Inflation risk	329	463	1,463	7,246	2,240	11,741
Of which:
Currency swap	82	339	597	7,245	2,240	10,503
Equity risk	—	—	2	49	5	56

Hedges of net investments in foreign operations	4,097	5,346	13,235	2,916	—	25,594
Exchange rate risk	4,097	5,346	13,235	2,916	—	25,594
FX forward	4,097	5,346	13,235	2,916	—	25,594
	27,317	20,340	78,813	220,577	45,901	392,948
Additionally, for Santander UK Group Holdings plc and Banco Santander, S.A., both the maturity profile, the average interest and exchange rate of hedging instruments by maturity buckets are shown:
Santander UK Group Holdings plc group

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	4,163	8,230	37,158	70,075	3,467	123,093
Average fixed interest rate (%) GBP	2.380	3.190	3.420	3.890	3.990
Average fixed interest rate (%) EUR	1.140	0.180	0.450	0.210	3.920
Average fixed interest rate (%) USD	2.600	2.460	4.230	1.360	4.910
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	41	—	2,172	198	2,411
Average GBP/EUR exchange rate	—	1.113	—	1.156	1.148
Average GBP/USD exchange rate	—	—	—	1.318	—
Average fixed interest rate (%) EUR	—	—	—	2.770	3.480
Average fixed interest rate (%) USD	—	—	—	4.830	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,050	3,553	15,756	31,941	1,405	53,705
Average fixed interest rate (%) GBP	5.060	3.050	5.380	3.840	3.450
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,068	6,266	3,104	10,888	1,763	23,089
Average GBP/JPY exchange rate	154.135	153.954	167.846	—	—
Average GBP/CHF exchange rate	1.092	1.093	1.089	1.121	1.121
Average GBP/EUR exchange rate	—	1.197	1.167	1.179	—
Average GBP/USD exchange rate	—	1.392	—	1.277	1.388
Equity risk
Equity instruments
Nominal	—	—	8	58	2	68
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	100	905	576	5,614	719	7,914
Average GBP/EUR exchange rate	1.183	—	1.254	1.198	1.189
Average GBP/USD exchange rate	—	1.663	—	1.383	1.537
Average fixed interest rate (%) GBP	2.570	2.540	2.960	2.420	4.810

	31 December 2022
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	2,492	5,039	24,447	51,257	4,294	87,529
Average fixed interest rate (%) GBP	2.580	0.880	0.560	2.070	3.780
Average fixed interest rate (%) EUR	1.770	1.600	0.770	0.280	3.090
Average fixed interest rate (%) USD	1.350	3.470	3.510	2.000	4.920
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	74	821	16	911
Average GBP/EUR exchange rate	—	—	1.212	1.157	1.100
Average GBP/USD exchange rate	—	—	—	1.186	—
Average fixed interest rate (%) EUR	—	—	3.420	2.060	—
Average fixed interest rate (%) USD	—	—	—	4.630	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,175	2,471	2,188	14,728	1,213	21,775
Average fixed interest rate (%) GBP	1.770	2.290	1.980	2.350	1.840
Foreign exchange risk
Exchange and interest rate instruments
Nominal	3,063	3,536	2,685	14,583	2,436	26,303
Average GBP/JPY exchange rate	—	157.450	160.039	—	—
Average GBP/CHF exchange rate	—	1.131	—	—	—
Average GBP/EUR exchange rate	—	—	1.123	1.181	1.165
Average GBP/USD exchange rate	1.224	1.253	1.171	1.314	1.388
Equity risk
Equity instruments
Nominal	—	—	7	48	2	57
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	1,983	7,621	968	10,572
Average GBP/EUR exchange rate	—	—	1.185	1.210	1.196
Average GBP/USD exchange rate	—	—	1.604	1.503	1.537
Average fixed interest rate (%) GBP	—	—	3.270	2.580	4.590

	31 December 2021
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	3,716	7,408	25,525	53,427	5,942	96,018
Average fixed interest rate (%) GBP	0.590	0.420	0.090	0.910	3.130
Average fixed interest rate (%) EUR	0.510	1.740	1.080	0.810	2.610
Average fixed interest rate (%) USD	1.910	0.960	1.440	2.760	4.050
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	127	683	165	975
Average GBP/EUR exchange rate	—	—	1.205	1.159	1.171
Average fixed interest rate (%) EUR	—	—	3.290	2.030	2.620
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,203	572	1,036	8,967	6,115	17,893
Average fixed interest rate (%) GBP	1.970	0.440	0.080	1.290	0.970
Foreign exchange risk
Exchange and interest rate instruments
Nominal	3,218	1,114	2,448	10,897	3,584	21,261
Average GBP/JPY exchange rate	—	142.905	148.856	—	—
Average GBP/EUR exchange rate	1.165	—	1.185	1.159	1.174
Average GBP/USD exchange rate	1.344	1.342	1.332	1.339	1.388
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	739	—	1,000	8,112	2,860	12,711
Average GBP/EUR exchange rate	1.277	—	1.386	1.202	1.200
Average GBP/USD exchange rate	—	—	—	1.609	1.381
Average fixed interest rate (%) GBP	2.260	—	1.170	2.720	3.410
Banco Santander, S.A.

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,532	194	7,880	22,714	8,775	41,095
Average fixed interest rate (%) GBP	—	—	1.38	4.48	2.04
Average fixed interest rate (%) EUR	0.096	0.014	2.085	2.422	3.421
Average fixed interest rate (%) CHF	—	—	1.010	—	—
Average fixed interest rate (%) USD	0.015	3.688	2.603	3.801	4.446
Foreign exchange risk
Exchange and interest rate instruments
Nominal	278	634	524	50	—	1,486
Average PEN/USD exchange rate	3.784	3.751	—	—	—
Average CNY/EUR exchange rate	—	7.323	7.732	7.716	—
Average AUD/EUR exchange rate	1.648	1.665	—	—	—
Average MXN/EUR exchange rate	—	19.363	—	—	—
Average COP/USD exchange rate	4,159	3,998	—	—	—
Average MAD/EUR exchange rate	10.929	11.057	—	—	—
Average PEN/EUR exchange rate	4.095	4.110	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	30	66	1,450	4,321	1,150	7,017
Average fixed interest rate (%) AUD/EUR	—	—	—	4.800	3.615
Average fixed interest rate (%) CZK/EUR	—	—	—	2.000	—
Average fixed interest rate (%) RON/EUR	5.130	—	—	3.967	—
Average fixed interest rate (%) HKD/EUR	—	—	2.580	5.270	—
Average fixed interest rate (%) JPY/EUR	—	—	0.465	1.298	1.407
Average fixed interest rate (%) NOK/EUR	—	—	—	3.441	4.501
Average fixed interest rate (%) CHF/EUR	—	—	—	1.243	—
Average fixed interest rate (%) USD/MXN	—	—	14.250	—	—
Average fixed interest rate (%) USD/COP	—	17.980	6.152	13.207	7.149
Average fixed interest rate (%) EUR/USD	—	—	(0.140)	—	—
Average fixed interest rate (%) USD/CLP	—	—	3.450	—	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.545
Average CZK/EUR exchange rate	—	—	—	25.831	—
Average EUR/USD exchange rate	—	—	0.891	0.961	—
Average HKD/EUR exchange rate	—	—	8.782	8.666	—
Average JPY/EUR exchange rate	—	—	120.568	134.151	129.229
Average NOK/EUR exchange rate	—	—	—	9.519	10.429
Average RON/EUR exchange rate	4.711	—	—	4.887	—
Average CHF/EUR exchange rate	—	—	—	1.104	—
Average MXN/EUR exchange rate	—	—	—	—	19.083
Average USD/CLP exchange rate	—	—	0.001	—	—
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	0.058	—	—
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Nominal	—	—	414	1,075	86	1,575
Average fixed interest rate (%) CHF/EUR	—	—	—	3.106	—
Average fixed interest rate (%) AUD/EUR	—	—	—	3.521	—
Average EUR/GBP exchange rate	—	—	1.173	—	—
Average AUD/EUR exchange rate	—	—	1.625	1.584	1.562
Average RON/EUR exchange rate	—	—	—	4.940	—
Average CHF/EUR exchange rate	—	—	—	1.002	—
Interest rate risk
Bond Forward instruments
Nominal	750	1,500	7,750	—	—	10,000
Average fixed interest rate (%) EUR	(0.124)	(0.889)	0.016	—	—
Exchange rate risk
Exchange instruments
Nominal	13	25	111	—	—	149
Average exchange rate GBP/EUR	1.148	1.146	1.138	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,593	4,870	8,034	—	—	16,497
Average BRL/EUR exchange rate	5.569	5.505	5.481	—	—
Average CLP/EUR exchange rate	916.724	936.166	987.202	—	—
Average COP/EUR exchange rate	—	4,526	—	—	—
Average GBP/EUR exchange rate	0.866	0.867	0.876	—	—
Average MXN/EUR exchange rate	20.078	20.589	20.210	—	—
Average USD/EUR exchange rate	—	1.129	1.081	—	—
Average PLN/EUR exchange rate	4.664	4.752	4.580	—	—
Average CAD/EUR exchange rate	—	1.461	—	—	—
Average CHF/EUR exchange rate	—	0.940	—	—	—
Average UYU/EUR exchange rate	43.235	43.521	44.400	—	—

	31 December 2022
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,032	1,248	2,348	24,115	8,809	37,552
Average fixed interest rate (%) GBP	—	2.036	2.036	1.856	2.036
Average fixed interest rate (%) EUR	0.569	(0.406)	0.278	2.396	1.674
Average fixed interest rate (%) CHF	—	—	—	0.530	—
Average fixed interest rate (%) JPY	—	—	—	0.465	—
Average fixed interest rate (%) CZK	—	—	—	1.650	—
Average fixed interest rate (%) NOK	—	—	—	—	2.327
Average fixed interest rate (%) AUD	—	1.073	—	—	—
Average fixed interest rate (%) USD	2.892	3.123	3.835	3.181	3.374
Average fixed interest rate (%) RON	—	—	—	3.610	—
Foreign exchange risk
Exchange and interest rate instruments
Nominal	250	899	2,064	—	—	3,213
Average GBP/EUR exchange rate	—	—	0.877	—	—
Average USD/EUR exchange rate	1.040	—	0.992	—	—
Average CNY/EUR exchange rate	7.172	7.252	7.159	—	—
Average AUD/EUR exchange rate	—	1.587	—	—	—
Average MXN/EUR exchange rate	—	21.529	—	—	—
Average JPY/EUR exchange rate
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	912	38	1,101	3,767	988	6,806
Average fixed interest rate (%) AUD/EUR	4.000	—	—	4.800	3.824
Average fixed interest rate (%) CZK/EUR	—	—	0.860	—	—
Average fixed interest rate (%) RON/EUR	—	4.520	—	5.130	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.580	—
Average fixed interest rate (%) JPY/EUR	0.568	—	—	1.442	1.360
Average fixed interest rate (%) NOK/EUR	—	—	—	3.010	3.762
Average fixed interest rate (%) CHF/EUR	—	—	—	1.243	—
Average fixed interest rate (%) EUR/GBP	—	5.170	—	—	—
Average fixed interest rate (%) NZD/EUR	—	—	—	—	—
Average fixed interest rate (%) USD/MXN	—	—	12.982	—	—
Average fixed interest rate (%) USD/COP	—	—	15.452	13.614	7.150
Average fixed interest rate (%) EUR/USD	—	—	—	(0.140)	—
Average fixed interest rate (%) USD/CLP	—	—	—	3.450	—
Average AUD/EUR exchange rate	1.499	—	—	1.499	1.545
Average CZK/EUR exchange rate	—	—	25.407	25.677	—
Average EUR/GBP exchange rate	—	1.162	—	—	—
Average EUR/USD exchange rate	—	—	—	0.945	—
Average HKD/EUR exchange rate	—	—	—	8.851	—
Average JPY/EUR exchange rate	133.840	—	—	130.227	118.180
Average NOK/EUR exchange rate	—	—	—	9.492	9.685
Average RON/EUR exchange rate	—	4.746	—	4.842	4.927
Average CHF/EUR exchange rate	—	—	1.092	1.105	—
Average USD/CLP exchange rate	—	—	—	0.001	—

	31 December 2022
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	0.051	—	—
Credit risk
Credit risk instruments
Nominal	—	9	8	38	—	55
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	3	597	1,451	184	2,235
Average fixed interest rate (%) EUR/PEN	—	—	6.496	—	—
Average fixed rate (%) USD/COP	—		15.398	—	—
Average fixed interest rate (%) EUR/AUD	—	3.207	—	—	—
Average fixed interest rate (%) AUD/EUR	—	—	—	0.305	—
Average EUR/GBP exchange rate	—	—	1.084	1.173	—
Average AUD/EUR exchange rate	—	—	—	1.604	1.562
Average RON/EUR exchange rate	—	—	—	4.885	—
Average JPY/EUR exchange rate	—	—	—	120.568	—
Average CHF/EUR exchange rate	—	—	—	1.102	—
Average NOK/EUR exchange rate	—	—	—	—	10.242
Average CZK/EUR exchange rate	—	—	—	26.131	—
Average EUR/PEN exchange rate	—	—	0.252	—	—
Average EUR/AUD exchange rate	—	0.654	—	—	—
Interest rate risk
Bond Forward instruments
Nominal	2,250	4,500	11,453	10,000	0	28,203
Average fixed interest rate (%) EUR	(0.431)	(0.404)	(0.348)	(0.010)	—
Inflation risk
Bond Forward instruments
Nominal	—	—	700	—	—	700
Average fixed interest rate (%) EUR	—	—	0.322	—	—
Exchange rate risk
Exchange instruments
Nominal	11	22	99	—	—
Average exchange rate GBP/EUR	1.156	1.153	1.142	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,020	4,711	13,839	—	—	20,570
Average BRL/EUR exchange rate	6.554	5.797	5.866	—	—
Average CLP/EUR exchange rate	953.549	955.790	944.113	—	—
Average COP/EUR exchange rate	—	4,935.121	—	—	—
Average GBP/EUR exchange rate	0.869	0.873	0.876	—	—
Average MXN/EUR exchange rate	25.130	23.968	22.156	—	—
Average USD/EUR exchange rate	—	—	1.158	—	—
Average PLN/EUR exchange rate	4.832	4.837	4.991	—	—

	31 December 2021
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	14	1,822	3,038	21,507	10,031	36,412
Average fixed interest rate (%) GBP	—	—	—	2.139	1.750
Average fixed interest rate (%) EUR	3.859	0.989	(0.031)	1.212	1.532
Average fixed interest rate (%) CHF	—	—	—	0.828	0.403
Average fixed interest rate (%) JPY	—	—	—	0.465	—
Average fixed interest rate (%) USD	4.746	1.449	3.459	2.737	3.374
Average fixed interest rate (%) RON	—	—	—	4.211	3.200
Foreign exchange risk
Exchange and interest rate instruments
Nominal	503	1,634	10,350	586	—	13,073
Average GBP/EUR exchange rate	—	0.882	0.865	0.876	—
Average USD/EUR exchange rate	1.187	1.172	1.180	—	—
Average CNY/EUR exchange rate	7.859	7.717	7.412	—	—
Average PEN/USD exchange rate	—	4.003	—	—	—
Average JPY/EUR exchange rate	132.688	130.741	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	116	1,109	53	3,255	1,279	5,812
Average fixed interest rate (%) AUD/EUR	—	—	—	4.000	4.661
Average fixed interest rate (%) CZK/EUR	—	—	—	0.860	—
Average fixed interest rate (%) RON/EUR	—	—	—	4.849	—
Average fixed interest rate (%) HKD/EUR	—	—	—	2.580	—
Average fixed interest rate (%) JPY/EUR	—	—	—	0.730	1.144
Average fixed interest rate (%) NOK/EUR	—	—	—	—	3.605
Average fixed interest rate (%) CHF/EUR	—	—	—	0.760	1.243
Average fixed interest rate (%) USD/COP	—	5.140	9.470	6.789	7.153
Average fixed interest rate (%) COP/USD	—	—	—	(0.140)	—
Average fixed interest rate (%) USD/CLP	—	—	—	3.450	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.529
Average CZK/EUR exchange rate	—	—	—	25.506	—
Average EUR/GBP exchange rate	—	1.176	—	—	—
Average EUR/USD exchange rate	—	—	—	0.891	—
Average HKD/EUR exchange rate	—	—	—	8.782	—
Average JPY/EUR exchange rate	—	—	—	132.966	126.605
Average MXN/EUR exchange rate	—	—	14.696	—	—
Average NOK/EUR exchange rate	—	—	—	—	9.606
Average RON/EUR exchange rate	—	—	—	4.815	4.927
Average CHF/EUR exchange rate	—	—	—	1.092	1.105
Average USD/CLP exchange rate	—	—	—	0.001	—
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	—	0.050	—

	31 December 2021
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Credit risk
Credit risk instruments
Nominal	—	19	34	120	—	173
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	9	1,169	1,848	408	3,434
Average fixed interest rate (%) EUR/PEN	—	—	3.441	—	—
Average fixed interest rate (%) EUR/AUD	—	1.632	—	—	—
Average fixed interest rate (%) AUD/EUR	—	—	—	0.305	—
Average EUR/GBP exchange rate	—	—	1.102	1.113	—
Average EUR/USD exchange rate	—	—	—	0.882	—
Average AUD/EUR exchange rate	—	—	—	1.604	1.562
Average RON/EUR exchange rate	—	—	—	4.885	—
Average JPY/EUR exchange rate	—	—	—	120.568	—
Average CHF/EUR exchange rate	—	—	—	—	1.102
Average NOK/EUR exchange rate	—	—	—	—	10.242
Average CZK/EUR exchange rate	—	—	—	26.131	—
Average EUR/PEN exchange rate	—	—	0.208	—	—
Average EUR/AUD exchange rate	—	0.624	—	—	—
Interest rate risk
Bond Forward instruments
Nominal	4,279	—	5,191	38,314	—	47,784
Average fixed interest rate (%) EUR	—	—	(0.465)	(0.258)	—
Average fixed interest rate (%) USD	—	—	1.765	—	—
Average fixed interest rate (%) AUD	—	—	—	1.650	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,778	4,848	11,815	2,916	—	23,357
Average BRL/EUR exchange rate	6.663	6.758	6.841	—	—
Average CLP/EUR exchange rate	943.354	929.690	949.615	—	—
Average COP/EUR exchange rate	—	—	4,538.997	—	—
Average GBP/EUR exchange rate	0.854	0.857	0.855	0.875	—
Average MXN/EUR exchange rate	25.541	25.335	25.192	—	—
Average PLN/EUR exchange rate	4.592	4.582	4.634	—	—
Average USD/EUR exchange rate	—	—	1.167	1.233	—

Schedule of details of hedged exposure/hedged items
Regarding the hedged items, the following table shows the detail of the type of hedging, the risk that is hedged and which products are being hedged at 31 December 2023, 2022 and 2021. The products that are being hedged are mainly borrowed deposits, financial deposits, loans, government bonds as assets and financial bonds as liabilities:

	EUR million
	31 December 2023
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	134,095	26,946	(1,798)	(1,652)		1,928		—
Interest rate risk	130,672	19,176	(1,682)	(1,546)		1,757	—	—
Exchange rate risk	637	1,365	(1)	(3)		60	—	—
Interest and Exchange rate risk	2,786	6,405	(115)	(103)		111	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	—	—	—	—		—	—	—

Cash flow hedges						(1,824)	(813)	(173)
Interest rate risk						(2,182)	(797)	(77)
Exchange rate risk						500	(80)	—
Interest and Exchange rate risk						100	(144)	—
Inflation risk						(233)	196	(96)
Equity risk						(9)	12	—

Net foreign investments hedges	18,706	—				1,888	(8,684)	—
Exchange rate risk	18,706	—				1,888	(8,684)	—
	152,801	26,946	(1,798)	(1,652)		1,992	(9,497)	(173)

	EUR million
	31 December 2022
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	126,665	59,837	(5,487)	(3,581)	Loans and advances / Deposits and Debt securities / Debt securities issued	(3,232)	—	—
Interest rate risk	121,605	53,239	(5,069)	(3,428)		(2,397)	—	—
Exchange rate risk	2,792	1,040	(284)	—		(7)	—	—
Interest and Exchange rate risk	2,126	5,558	(134)	(153)		(826)	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	142	—	—	—		(2)	—	—

Cash flow hedges						475	(3,353)	(225)
Interest rate risk						2,458	(2,973)	(75)
Exchange rate risk						(1,764)	(88)	(2)
Interest and Exchange rate risk						39	(309)	1
Inflation risk						(258)	14	(149)
Equity risk						—	3	—

Net foreign investments hedges	22,614	—				2,467	(6,750)	—
Exchange rate risk	22,614	—				2,467	(6,750)	—
	149,279	59,837	(5,487)	(3,581)		(290)	(10,103)	(225)

	EUR million
	31 December 2021
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	193,949	51,395	462	453	Loans and advances / Deposits and Debt securities / Debt securities issued	(1,061)	—	—
Interest rate risk	125,479	47,347	727	366		(543)	—	—
Exchange rate risk	64,531	—	(282)	—		(343)	—	—
Interest and Exchange rate risk	3,714	4,048	15	87		(173)	—	—
Inflation risk	46	—	—	—		—	—	—
Credit risk	179	—	2	—		(2)	—	—

Cash flow hedges						1,639	(414)	(148)
Interest rate risk						494	(540)	(52)
Exchange rate risk						115	81	8
Interest and Exchange rate risk						778	330	—
Inflation risk						249	(289)	(104)
Equity risk						3	4	—

Net foreign investments hedges	25,594	—				1,159	(4,283)	—
Exchange rate risk	25,594	—				1,159	(4,283)	—
	219,543	51,395	462	453		1,737	(4,697)	(148)

Schedule of effectiveness of hedging, impacts on profit or loss and other comprehensive income
The net impact of the hedges are shown in the following table:

	EUR million
	31 December 2023
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
			Gains or losses financial assets/liabilities	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		59
Interest rate risk		72
Exchange rate risk		(38)
Interest rate and exchange rate risk		25

Cash flow hedges	2,592	4	Gains or losses financial assets/liabilities	(2,622)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	2,179	2		(1,647)
Exchange rate risk	7	(1)		(416)
Interest rate and exchange rate risk	164	2		(431)
Inflation risk	233	1		(128)
Equity risk	9	—		—
Net foreign investments hedges	(1,888)	—		—
Exchange rate risk	(1,888)	—		—
	704	63		(2,622)

	EUR million
	31 December 2022
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
			Gains or losses financial assets/liabilities	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		119
Interest rate risk		155
Exchange rate risk		(16)
Interest rate and exchange rate risk		(20)

Cash flow hedges	(3,016)	(45)	Gains or losses financial assets/liabilities	1,254	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	(2,458)	1		(370)
Exchange rate risk	(178)	(10)		2,130
Interest rate and exchange rate risk	(638)	(39)		587
Inflation risk	258	3		(1,093)
Equity risk	—	—		—
Net foreign investments hedges hedges	(2,467)	—		—
Exchange rate risk	(2,467)	—		—
	(5,483)	74		1,254

	EUR million
	31 December 2021
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
			Gains or losses financial assets/liabilities	Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		18
Interest rate risk		46
Risk of Exchange rate		(55)
Risk of interest rate and exchange rate		27
Credit risk

Cash flow hedges	(938)	(64)	Gains or losses financial assets/liabilities	(801)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	(491)	(34)		269
Exchange rate risk	155	2		(262)
Interest rate and exchange rate risk	(350)	(35)		(350)
Inflation risk	(249)	3		(458)
Equity risk	(3)	—		—

Net foreign investments hedges	(1,159)	—		—
Exchange rate risk	(1,159)	—		—
	(2,097)	(46)		(801)

Schedule of movement in hedging components in other comprehensive income
The following table shows the movement in the impact of equity for the year:

EUR million
	2023	2022	2021
Balance at beginning of year	(9,187)	(4,559)	(2,829)
Cash flow hedges
Interest rate risk	2,179	(2,458)	(491)
Amounts transferred to income statements	1,647	370	(269)
Gain or loss in value CFE - recognized in equity	532	(2,828)	(222)
Exchange rate risk	7	(178)	155
Amounts transferred to income statements	416	(2,130)	262
Gain or loss in value CFE - recognized in equity	(409)	1,952	(107)
Interest rate and exchange rate risk	164	(638)	(350)
Amounts transferred to income statements	431	(587)	350
Gain or loss in value CFE - recognized in equity	(267)	(51)	(700)
Inflation risk	233	258	(249)
Amounts transferred to income statements	128	1,093	458
Gain or loss in value CFE - recognized in equity	105	(835)	(707)
Equity risk	9	—	(3)
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	9	—	(3)
Net foreign investments hedges
Exchange rate risk	(1,888)	(2,467)	(1,159)
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	(1,888)	(2,467)	(1,159)
Minorities, taxes and others	(941)	855	367
Balance at end of year	(9,424)	(9,187)	(4,559)